RECLAMATION AND REHABILITATION OBLIGATIONS ("ARO")	12 Months Ended
Dec. 31, 2025
Disclosure of reclamation and rehabilitation obligations [Abstract]
RECLAMATION AND REHABILITATION OBLIGATIONS ("ARO") [Text Block]

13. RECLAMATION AND REHABILITATION OBLIGATIONS ("ARO")

	San Albino Mine	Eagle Mountain Project	Moss Mine	La Trinidad Mine	Total
Balance, December 31, 2023	$2,198	$-	$-	$866	$3,064
Liability acquired on acquisition of Goldsource	-	1,265	-	-	1,265
Cash outflows for reclamation and rehabilitation activities	(4)	-	-	-	(4)
Changes in estimate	725	(13)	-	-	712
Accretion expense	130	64	-	-	194
Liability extinguished	-	-	-	(866)	(866)
Translation of foreign operation to presentation currency	-	(2)	-	-	(2)
Balance, December 31, 2024	$3,049	$1,314	$-	$-	$4,363
Liability acquired on acquisition of Moss Mine	-	-	14,260	-	14,260
Changes in estimate	691	(25)	564	-	1,230
Accretion expense	135	63	390	-	588
Balance, December 31, 2025	$3,875	$1,352	$15,214	$-	$20,441

(a) The Company has calculated the present value of the reclamation and rehabilitation obligation as at December 31, 2025 using the undiscounted estimates of cash outflows associated with reclamation activities, which amount to $4,049 (December 31, 2024: $3,533) for the San Albino Mine, $1,451 (December 31, 2024: $1,451) for the Eagle Mountain Project, and $14,951 (December 31, 2024: Nil) for the Moss Mine. The provision was determined using discount rates ranging between 3.50% - 5.00% (December 31, 2024 - 4.25% - 5.00%) and an inflation rate of 2.50% (December 31, 2024 -2.50%).

(b) Extinguishment of La Trinidad Mine ARO

On February 15, 2024, the Company entered into an agreement with GR Silver Mines Ltd. ("GR Silver") to settle all liabilities and responsibilities, including but not limited to the reclamation and rehabilitation obligations, of the Company, related to the sale of the Company's Mexican operations to GR Silver in March 2021 (the "Settlement and Release Agreement").

Pursuant to the terms of the Settlement and Release Agreement, the Company made a cash payment of $500 to GR Silver and issued 296,710 common shares of the Company, for a total payment of $960. As a result, a loss of $94 on the disposition of the liability was recognized in the statement of income for the year ended December 31, 2024.